THE FLEX-PARTNERS

                               ANNUAL REPORT 1997

                                     [LOGO]



                               December 31, 1997
                  Investment Adviser - R. Meeder & Associates

                             MUTUAL FUND PORTFOLIO
                Portfolio of Investments as of December 31, 1997


   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   COMMON STOCKS - 9.0%
      AEROSPACE/DEFENSE - 0.5%
      Boeing Co.                                       7,000          $342,563
      United Technologies Corp.                        7,000           509,687
                                                                       =======
                                                                       852,250
                                                                       -------

      ALUMINUM - 0.3%
      Aluminum Company of America                      7,000           492,625

      AUTO AND TRUCK - 0.3%
      General Motors Corp.                             7,000           424,375

      BANKING - 0.5%
      J.P. Morgan & Co.                                7,000           790,125

      BEVERAGE -- SOFT DRINK -0.3%
      Coca-Cola Co.                                    7,000           466,375

      CHEMICAL -- DIVERSIFIED - 0.5%
      E.I. du Pont de Nemours & Co.                    7,000           420,438
      Union Carbide Corp.                              7,000           300,562
                                                                       =======
                                                                       721,000
                                                                       -------

      COMPUTERS & PERIPHERALS - 0.5%
      IBM                                              7,000           731,937
      Raytheon Co. - Class A                             446            22,013
                                                                        ======
                                                                       753,950
                                                                       -------

      CONSUMER NON-DURABLE -0.4%
      Proctor & Gamble Co.                             7,000           558,687

      DIVERSIFIED - 0.5%
      Allied-Signal, Inc.                              7,000           272,562
      Minnesota Mining & Manufacturing Co.             7,000           574,438
                                                                       =======
                                                                       847,000
                                                                       -------

      DRUG - 0.5%
      Merck & Co., Inc.                                7,000           743,750

      ELECTRICAL EQUIPMENT - 0.3%
      General Electric Corp.                           7,000           513,625

      FINANCIAL SERVICES - 0.4%
      American Express Co.                             7,000           624,750

      HEALTH - 0.3%
      Johnson & Johnson                                7,000           461,125

      INSURANCE - MULTILINE - 0.2%
      Travelers Group, Inc.                            7,000           377,125

      MACHINERY -- CONSTRUCTION & MINING - 0.2%
      Caterpillar, Inc.                                7,000           339,937

      MULTIMEDIA - 0.5%
      Walt Disney Co.                                  7,000           693,438

      OFFICE AUTOMATION & EQUIPMENT - 0.3%
      Hewlett Packard                                  7,000           437,500

      OIL/GAS -- INTERNATIONAL - 0.6%
      Chevron Corp.                                    7,000           539,000
      Exxon Corp.                                      7,000           428,312
                                                                       =======
                                                                       967,312
                                                                       -------

      PAPER & FOREST PRODUCTS - 0.2%
      International Paper                              7,000           301,875

      PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.3%
      Eastman Kodak Co.                                7,000           425,688

      RESTAURANT - 0.2%
      McDonald's Corp.                                 7,000           334,250

      RETAIL STORE - 0.4%
      Sears, Roebuck & Co.                             7,000           316,750
      WalMart Stores, Inc.                             7,000           276,062
                                                                       =======
                                                                       592,812
                                                                       -------

   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

      TELECOMMUNICATION SERVICES - 0.3%
      AT&T                                             7,000           428,750

      TIRE & RUBBER - 0.3%
      Goodyear Tire & Rubber                           7,000           445,375

      TOBACCO - 0.2%
      Philip Morris Companies, Inc.                    7,000           317,188

================================================================================
      TOTAL COMMON STOCKS
      (Cost $13,792,981 )                                           13,910,887
--------------------------------------------------------------------------------

   MUTUAL FUNDS - 70.1%
      Aim Constellation Fund                              94            $2,467
      Aim Weingarten Equity Fund                         116             2,307
      Federated S&P 500 Maxcap Fund                  256,148         5,181,865
      Federated Stock Trust Fund                     201,166         7,058,906
      Fidelity Growth & Income Fund                  133,547         5,088,141
      Fidelity Mid Cap Fund                          400,450         6,683,512
      Mutual Shares Fund                                 321             6,840
      Neuberger & Berman Focus Trust Fund              7,406           151,231
      Neuberger & Berman Partners Fund                49,971         1,314,226
      Oppenheimer Quest Growth Fund                   76,805         1,018,433
      PBHG Growth Fund                                   624            15,849
      Safeco Growth Fund                             451,746        10,141,688
      SteinRoe Young Investor Fund                    43,783         1,019,702
      Strong American Utility Fund                   135,593         2,009,492
      T. Rowe Price New Era Fund                         147             3,820
      T. Rowe Price New Horizons Fund                    155             3,608
      Vontobel U.S. Value Fund                        61,162         1,009,786
      Wasatch Micro-Cap Fund                         151,876           571,055

================================================================================
      TOTAL MUTUAL FUNDS
      (Cost $42,109,119 )                                           41,282,928
--------------------------------------------------------------------------------

   MONEY MARKET MUTUAL FUNDS - 70.1%
      Charles Schwab Money Market Fund            15,369,715        15,369,715
      Fidelity Core Money Market Fund             51,302,044        51,302,044

================================================================================
      TOTAL MONEY MARKET MUTUAL FUNDS
      (Cost $66,671,759 )                                           66,671,759
--------------------------------------------------------------------------------

   U.S.TREASURY BILLS - 1.0%
   ** 5.27%, due 01/08/98                             30,100            30,069
   *  5.10%, due 03/05/98                         $1,500,000         1,486,267

================================================================================
      TOTAL U.S. TREASURY BILLS
      (Cost  $1,516,681 )                                            1,516,336
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS - 8.4%
      Merrill Lynch, 6.80%, 1/2/98,
      (Collateralized by $13,165,000
      Florida Power Corp. Commercial
      Paper, 0.00%, 1/30/98, market
      value - $13,165,000)                        12,968,000        12,968,000

================================================================================
      TOTAL REPURCHASE AGREEMENTS
      (Cost $12,968,000 )                                           12,968,000
--------------------------------------------------------------------------------

   OPTIONS PURCHASED - 11.5%
      CALL OPTIONS
      S&P 500 Index futures contract expiring
      January 16, 1998 at 960                          4,000         8,800,000

      PUT OPTIONS
      S&P 500 Index futures contract expiring
      January 16, 1998 at 980                          4,000         8,800,000

================================================================================
      TOTAL OPTIONS PURCHASED
      (Cost $27,378,320 )                                           17,600,000
--------------------------------------------------------------------------------

================================================================================
   TOTAL INVESTMENTS - 100.0%
   (Cost $164,436,860)                                            $153,949,910
--------------------------------------------------------------------------------

   FUTURES CONTRACTS
      Long, Midcap 400 Futures, face amount
      $3,612,350 expiring March 1998.                     22         3,686,650
      Long, S&P 500 Futures, face amount
      $21,452,550 expiring March 1998.                    88       $21,540,200

================================================================================
   TOTAL FUTURES CONTRACTS                                         $25,226,850

--------------------------------------------------------------------------------

   WRITTEN OPTIONS OUTSTANDING AS OF DECEMBER 31, 1997.

   CALL OPTIONS
   S&P 500 Index futures contracts expiring
   January 16, 1998 at 980                            (4,000)       (4,604,000)

   PUT OPTIONS
   S&P 500 Index futures contracts expiring
   January 16, 1998 at 960                            (4,000)       (5,000,000)

================================================================================
   TOTAL OPTIONS WRITTEN
   (Proceeds $19,383,673 )                                         ($9,604,000)
--------------------------------------------------------------------------------

   *  Pledged as collateral on futures contracts.
   ** Pledged as collateral on Letter of Credit.

See accompanying notes to financial statements.

                            UTILITIES STOCK PORTFOLIO
                Portfolio of Investments as of December 31, 1997


   INDUSTRIES/CLASSIFICATIONS                  SHARES OR FACE AMOUNT      VALUE
--------------------------------------------------------------------------------

   COMMON STOCKS - 97.1%

      DIVERSIFIED UTILITY - 1.2%
         Citizens Utilities Co.--Class B #               13,808       $132,899

      ELECTRIC/GAS UTILITY - 10.7%
         AGL Resources, Inc.                             16,100        329,044
         MDU Resources Group, Inc.                        6,000        189,750
         NIPSCO Industries, Inc.                          4,700        232,356
         UtiliCorp United, Inc.                          10,000        388,125
                                                                     =========
                                                                     1,139,275
                                                                     ---------

      ELECTRIC UTILITY - 16.1%
         Cinergy Corp.                                    7,800        298,838
         IPALCO Enterprises, Inc.                         5,900        247,431
         KU Energy Corp.                                  3,200        125,600
         LG&E Energy Corp.                                8,600        212,850
         New Century Energies, Inc.                       5,600        268,450
         PacifiCorp                                       9,800        267,662
         TECO Energy, Inc.                               10,400        292,500
                                                                     =========
                                                                     1,713,331
                                                                     ---------

      ENERGY - 2.2%
         CalEnergy Co., Inc. #                            8,000        230,000

      NATURAL GAS (DISTRIBUTOR) - 19.1%
         Bay State Gas Co.                               11,100        412,088
         Consolidated Natural Gas Co.                     3,800        229,900
         KeySpan Energy Corp.                            10,900        401,256
         MCN Corp.                                        6,000        242,250
         Pacific Enterprises                              6,800        255,850
         TransCanada Pipelines Ltd.                       8,100        181,237
         UGI Corp.                                        1,900         55,694
         WICOR, Inc.                                      5,600        260,050
                                                                     =========
                                                                     2,038,325
                                                                     ---------

      OIL/GAS (DOMESTIC) - 5.4%
         El Paso Natural Gas Co.                          4,220        280,630
         Questar Corp.                                    5,100        227,588
         Santa Fe Pacific Pipeline Partners, L.P.         1,600         73,200
                                                                       =======
                                                                       581,418
                                                                       -------

      TELECOMMUNICATION EQUIPMENT - 5.3%
         Andrew Corp. #                                  10,000        240,000
         QUALCOMM, Inc. #                                 6,520        329,260
                                                                       =======
                                                                       569,260
                                                                       -------

      TELECOMMUNICATION SERVICES - 33.3%
         AirTouch Communications, Inc. #                  5,400        224,437
         Alltel Corp.                                     7,900        324,394
         Bell Atlantic Corp.                              2,300        209,300
         Frontier Corp.                                  19,300        464,406
         GTE Corp.                                        5,000        261,250
         LCI International, Inc. #                       15,000        461,250
         MCI Communications Corp.                        10,000        428,125
         Sprint Corp.                                     4,300        252,088
         Tele Denmark A/S - Sponsored ADR                 4,900        150,981
         Telecom New Zealand - ADR                        5,000        193,750
         Telefonica de Espana                             3,460        315,076
         U.S. West Communications Group                   5,900        266,238
                                                                     =========
                                                                     3,551,295
                                                                     ---------

      WATER UTILITY - 3.8%
         American Water Works Co., Inc.                  14,900        406,956

================================================================================
      TOTAL COMMON STOCKS
      (Cost $8,095,774 )                                            10,362,759
--------------------------------------------------------------------------------

   U.S. TREASURY BILLS - 0.0%
   *  5.27%, due 01/08/98                                 1,000          1,000

================================================================================
      TOTAL U.S. TREASURY BILLS
      (Cost $1,000 )                                                     1,000
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS - 2.9%

   Merrill Lynch, 6.80%, 1/2/98, (Collateralized
   by $309,000 Florida Power Corp. Commercial
   Paper, 0.00%, 1/30/98, market value - $309,000)      304,000        304,000

================================================================================
      TOTAL REPURCHASE AGREEMENTS
      (Cost $304,000 )                                                 304,000
--------------------------------------------------------------------------------

================================================================================
   TOTAL INVESTMENTS - 100.0%
   (Cost $8,400,774 )                                              $10,667,759
--------------------------------------------------------------------------------

   *  Pledged as collateral on Letter of Credit.
   #  Represents non-income producing securities.

See accompanying notes to financial statements.

                             GROWTH STOCK PORTFOLIO
                Portfolio of Investments as of December 31, 1997

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.7%

   AEROSPACE/DEFENSE - 1.5%
      Boeing Co.                                           819 $        40,080
      General Dynamics Corp.                               730          63,099
      Gulfstream Aerospace Corp. #                         520          15,210
      Lockheed Martin Corp.                                980          96,530
      Northrup Grumman Corp.                               535          61,525
      Raytheon Co. - Class B #                           1,390          70,195
      Textron, Inc.                                      1,060          66,250
      Thiokol Corp.                                        450          36,563
      United Technologies Corp.                            740          53,881
                                                                       =======
                                                                       503,333
                                                                       -------

   AIR TRANSPORTATION - 0.4%
      AMR Corp. #                                          445          57,183
      Delta Air Lines, Inc.                                175          20,825
      Southwest Airlines                                 1,050          25,856
      USAir Group #                                        410          25,625
                                                                       =======
                                                                       129,489
                                                                       -------

   ALUMINUM - 0.2%
      Aluminum Company of America                          860          60,523

   AUTO & TRUCK - 1.8%
      Chrysler Corp.                                     2,900         102,044
      Ford Motor Co.                                     5,900         287,256
      General Motors Corp.                               3,100         187,938
      Meritor Automotive, Inc.                             279           5,876
      Paccar, Inc.                                         218          11,445
      TRW, Inc.                                            375          20,016
                                                                       =======
                                                                       614,575
                                                                       -------

   BANKING - 0.5%
      J.P. Morgan & Co.                                  1,000         112,875
      Washington Mutual Savings Bank                     1,170          74,661
                                                                       =======
                                                                       187,536
                                                                       -------

   BEVERAGE--ALCOHOLIC - 0.8%
      Canadaigua Wine Co. #                              5,200         287,950

   BEVERAGE--SOFT DRINK - 2.1%
      Coca-Cola Co.                                      8,800         586,300
      Pepsico, Inc.                                      3,000         109,313
                                                                       =======
                                                                       695,613
                                                                       -------

   BUILDING MATERIALS - 0.3%
      Crane Co.                                            280          12,145
      Masco Corp.                                        1,075          54,691
      Willbros Group #                                   1,600          24,000
                                                                        ======
                                                                        90,836
                                                                        ------

   CAPITAL GOODS - 0.2%
      Cooper Industries                                    345          16,905
      Eaton Corp.                                          217          19,367
      Ingersoll-Rand                                       478          19,359
                                                                        ======
                                                                        55,631
                                                                        ------

   CHEMICAL--DIVERSIFIED - 2.0%
      Air Products & Chemicals, Inc.                       535          44,004
      Dow Chemical Co.                                     995         100,993
      E.I. du Pont de Nemours & Co.                      5,230         314,127
      Monsanto Corp.                                     2,840         119,280
      Praxair, Inc.                                      1,000          45,000
      Rohm & Haas Co.                                      335          32,076
      Union Carbide Corp.                                  460          19,751
                                                                       =======
                                                                       675,231
                                                                       -------

   CHEMICAL--SPECIALTY - 0.1%
      Sigma Aldrich                                        440          17,490
      W.R. Grace & Co.                                     410          32,979
                                                                        ======
                                                                        50,469
                                                                        ------

   COMMERCIAL SERVICES - 0.1%
      Dun & Bradstreet                                   1,110          34,341

   COMPUTERS & PERIPHERALS - 2.3%
      Compaq Computer Corp.                              1,905         107,513
      Dell Computer Corp. #                              1,600         134,400
      EMC Corp./Mass #                                   5,150         141,303

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

      IBM                                                3,395         354,990
      Raytheon Co. - Class A                               198           9,748
      Sun Microsystems #                                   900          35,888
                                                                       =======
                                                                       783,842
                                                                       -------

   COMPUTER SOFTWARE & SERVICES - 4.8%
      America Online, Inc. #                               520          46,377
      Cambridge Technologies Partners, Inc. #              970          40,376
      Ceridian Co. #                                     2,850         130,566
      Citrix Systems, Inc. #                               380          28,880
      Computer Associates International, Inc.            3,255         172,108
      Computer Sciences Corp. #                            980          81,830
      First Data Corp.                                   2,220          64,935
      Manugistics Group, Inc. #                            690          30,791
      Microsoft Corp. #                                  4,757         614,842
      National Data Corp.                                  540          19,508
      Network Associates, Inc. #                           600          31,725
      Orcale Corp. #                                     3,500          78,094
      Peoplesoft, Inc. #                                 2,510          97,890
      Sterling Commerce, Inc. #                          1,600          61,500
      Sungard Data Systems, Inc. #                       3,190          98,890
      Wind River Systems #                                 350          13,891
                                                                     =========
                                                                     1,612,203
                                                                     ---------

   COMPUTER SYSTEMS - 0.1%
      Visio Corp. #                                        690          26,479

   CONSUMER DURABLES - 0.4%
      Snap-On, Inc.                                      1,600          69,800
      Sunbeam Corp.                                      1,600          67,400
                                                                       =======
                                                                       137,200
                                                                       -------

   CONSUMER NON-DURABLE - 3.8%
      Chattem, Inc. #                                    8,700         128,325
      Colgate Palmolive                                  2,000         147,000
      EKCO Group #                                      11,400          88,350
      Haggar Corp.                                      12,800         201,600
      Procter & Gamble Co.                               5,800         462,912
      RJR Nabisco Holdings Corp.                         1,600          60,000
      Tupperware Corp.                                   7,200         200,700
                                                                     =========
                                                                     1,288,887
                                                                     ---------

   CONTAINERS--PAPER & PLASTIC - 0.5%
      First Brands Corp.                                 4,500         121,219
      Sealed Air Corp. #                                   700          43,225
                                                                       =======
                                                                       164,444
                                                                       -------

   COPPER - 0.0%
      Phelps Dodge Corp.                                   240          14,940

   COSMETICS - 1.0%
      Avon Products, Inc.                                1,700         104,444
      Estee Lauder Co.                                   4,600         235,472
                                                                       =======
                                                                       339,916
                                                                       -------

   DATA PROCESSING - 0.2%
      I2 Technologies, Inc. #                            1,040          54,860

   DIVERSIFIED - 2.9%
      Allied Signal, Inc.                                2,080          80,990
      Corning, Inc.                                        740          27,472
      FMC Corp. #                                          859          57,821
      Minnesota Mining & Manufacturing Co.                 610          50,058
      National Service Industries                          430          21,312
      Norfolk Southern Corp.                             1,830          56,387
      PPG Industries, Inc.                                 890          50,841
      Ralston Purina                                     1,000          92,938
      Raychem Corp.                                        540          23,254
      Tenneco                                              615          24,292
      Tyco International                                 1,140          51,371
      Westinghouse Electric                              9,500         279,656
      Whitman Corp.                                      6,500         169,406
                                                                       =======
                                                                       985,798
                                                                       -------

   DRUG - 7.2%
      Abbott Labs                                        3,432         225,011
      Bristol Myers Squibb                               4,443         420,419
      Eli Lilly & Co.                                    4,916         342,276
      Merck & Co., Inc.                                  5,425         576,406
      Pfizer, Inc.                                       5,714         426,050
      Pharmacia & Upjohn                                 2,213          81,051
      Schering Plough Corp.                              3,524         218,929
      Warner Lambert Co.                                 1,221         151,404
                                                                     =========
                                                                     2,441,546
                                                                     ---------

   DRUGSTORE - 0.2%
      Longs Drug Stores                                  2,000          64,250

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   ELECTRIC--INTEGRATED - 0.9%
      FPL Group, Inc.                                      840          49,718
      Houston Industries, Inc.                           1,600          42,700
      Texas Utilities Co.                                2,810         116,791
      Unicom Corp.                                       3,270         100,552
                                                                       =======
                                                                       309,761
                                                                       -------

   ELECTRIC PRODUCTION - 0.1%
      Sundstrand Corp.                                     820          41,307

   ELECTRIC UTILITY - 0.7%
      American Electric Power, Inc.                      1,250          64,531
      Duke Power Co.                                     1,640          90,815
      Southern Co.                                       2,690          69,604
                                                                       =======
                                                                       224,950
                                                                       -------

   ELECTRICAL EQUIPMENT - 3.5%
      General Electric Corp.                            15,742       1,155,069
      Thomas & Betts                                       350          16,581
                                                                     =========
                                                                     1,171,650
                                                                     ---------


   ELECTRONIC COMPONENT SEMICONDUCTORS - 1.5%
      Analog Devices #                                   1,000          27,688
      Intel                                              4,370         306,992
      KLA -Tencor Corp. #                                  430          16,609
      Linear Tech Corp.                                    490          28,236
      Maxim Integrated Products, Inc. #                  1,600          55,200
      Motorola, Inc.                                       930          53,068
      Texas Instruments, Inc.                              620          27,900
                                                                       =======
                                                                       515,693
                                                                       -------

   ELECTRONIC COMPONENTS - 0.3%
      Emerson Electric                                   1,905         107,513

   ELECTRONICS - 0.1%
      Rockwell International Corp.                         840          43,890

   ENERGY - 0.1%
      Western Atlas #                                      700          51,800

   FINANCE - 9.4%
      Banc One Corp.                                     3,000         162,938
      Bank of Boston Corp.                                 800          75,150
      Bankers Trust New York Co.                           600          67,462
      Barnett Banks, Inc.                                1,200          86,250
      Chase Manhattan Corp.                              3,300         361,350
      Citicorp                                           2,300         290,806
      Corestates Financial                               1,000          80,063
      Equifax, Inc.                                      1,070          37,918
      Federal Home Loan Mortgage Corp.                   3,100         130,006
      Federal National Mortgage Corp.                    2,300         131,244
      First Chicago NBD Corp.                            1,700         141,950
      First Union Corp.                                  3,800         194,750
      Firstplus Financial Group #                        4,600         176,525
      Fleet Financial Group, Inc.                        1,200          89,925
      KeyCorp                                            1,400          99,137
      Lehman Brothers Holdings, Inc.                     1,300          66,300
      Mellon Bank Corp.                                  1,000          60,625
      Merrill Lynch & Co.                                  600          43,763
      NationsBank Corp.                                  3,800         231,087
      Norwest Corp.                                      6,200         239,475
      PNC Bank Corp.                                     2,400         136,950
      Ryder Systems, Inc.                                  370          12,118
      SunTrust Banks, Inc.                                 900          64,237
      Wells Fargo & Co.                                    600         203,663
                                                                     =========
                                                                     3,183,692
                                                                     ---------

   FINANCIAL SERVICES - 2.2%
      American Express Co.                               1,500         133,875
      Associates First Capital                           1,900         135,137
      Avery Dennison Corp.                                 720          32,220
      BankAmerica Corp.                                  4,400         321,200
      HF Ahmanson & Co.                                    800          53,550
      Nationwide Financial Services - Class A            1,900          68,638
                                                                       =======
                                                                       744,620
                                                                       -------

   FOOD DIVERSIFIED - 2.4%
      CPC International                                  1,800         193,950
      General Mills                                      3,200         229,200
      IBP, Inc.                                         11,000         230,606
      International Home Foods #                         1,900          53,200
      Kellogg Co.                                        1,800          89,325
                                                                       =======
                                                                       796,281
                                                                       -------

   FOOD WHOLESALER - 0.3%
      Nabisco                                            2,400         116,250

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   FOREST PRODUCTS - 0.3%
      Georgia Pacific Corp.                                430          26,122
      Timber Group #                                       430           9,756
      Weyerhauser Co.                                    1,010          49,553
      Willamette Industries, Inc.                          640          20,600
                                                                       =======
                                                                       106,031
                                                                       -------

   HEALTH - 1.9%
      Allergan, Inc.                                       283           9,498
      American Home Products                             2,701         206,627
      Humana, Inc. #                                       751          15,583
      Johnson & Johnson                                  6,062         399,334
                                                                       =======
                                                                       631,042
                                                                       -------

   INSTRUMENTS--CONTROLS - 0.2%
      Honeywell, Inc.                                      650          44,525
      Johnson Controls, Inc.                               237          11,317
      Parker Hannifin Corp.                                315          14,451
                                                                        ======
                                                                        70,293
                                                                        ------

   INSTRUMENTS--SCIENTIFIC - 0.0%
      Perkin Elmer Corp.                                    50           3,553

   INSURANCE--LIFE - 0.6%
      American Heritage Life Investment Co.              1,000          36,000
      AmerUs Life Holdings, Inc.                         4,841         178,522
                                                                       =======
                                                                       214,522
                                                                       -------

   INSURANCE--MULTILINE - 3.3%
      Allstate                                           1,800         163,575
      American International Group                       2,250         244,687
      Conseco, Inc.                                      5,700         258,994
      Leucadia National                                  1,600          55,200
      PAULA Financial #                                  5,000         115,000
      Travelers Group, Inc.                              5,347         288,070
                                                                     =========
                                                                     1,125,526
                                                                     ---------

   LASERS--SYSTEMS & COMPONENTS - 0.2%
      Uniphase Corp. #                                   1,680          69,510

   MACHINE TOOL - 0.2%
      Cincinnati Milacron                                2,471          64,100

   MACHINERY - 0.4%
      Deere & Co.                                          981          57,205
      Dover Corp.                                          608          21,964
      Lancer Corp. #                                     4,100          45,100
      W.W. Grainger                                        146          14,189
                                                                       =======
                                                                       138,458
                                                                       -------

   MACHINERY--CONSTRUCTION & MINING - 0.6%
      Case Corp.                                           211          12,752
      Caterpillar, Inc.                                  1,581          76,777
      Halliburton Co.                                    1,000          51,938
      Harnischfeger Industries                           1,990          70,272
                                                                       =======
                                                                       211,739
                                                                       -------

   MANUFACTURING - 0.8%
      Black & Decker                                     2,400          93,750
      Mueller Industries, Inc. #                           750          44,250
      Owens Illinois #                                     670          25,418
      Samsonite Corp. #                                  3,100         102,516
                                                                       =======
                                                                       265,934
                                                                       -------

   MATERIALS & SERVICES - 0.8%
      Champion International Corp.                         425          19,258
      Dana Corp.                                           370          17,575
      Deluxe Corp.                                         300          10,350
      Hercules, Inc.                                       570          28,536
      Illinois Tool Works, Inc.                          1,270          76,359
      Service Corp. International                        1,650          60,947
      Sherwin-Williams Co.                                 920          25,530
      Waste Management, Inc.                               990          27,225
                                                                       =======
                                                                       265,780
                                                                       -------

   MEDICAL SERVICES - 1.0%
      Amgen, Inc. #                                      1,159          62,731
      Beverly Enterprise #                                 445           5,785
      Columbia/HCA Healthcare Corp.                      2,897          85,824
      HBO & Co.                                          1,010          48,480
      Healthsouth Rehab #                                1,321          36,658
      Manor Care, Inc.                                     264           9,240
      Shared Medical Systems                               420          27,720
      Tenet Healthcare #                                 1,371          45,414
                                                                       =======
                                                                       321,852
                                                                       -------

   MEDICAL SUPPLIES - 1.1%
      Alza Corp. #                                         389          12,375
      BIOMET                                               471          12,069

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------
      Bausch & Lomb, Inc.                                  249           9,867
      Baxter International, Inc.                         1,237          62,391
      Becton Dickinson                                     545          27,250
      Boston Scientific Co. #                              855          39,223
      Cardinal Health, Inc.                                150          11,269
      CR Bard, Inc.                                        250           7,828
      Guidant Corp.                                        662          41,209
      Mallinckrodt, Inc.                                   331          12,578
      Medtronic, Inc.                                    2,240         117,180
      St. Jude Medical, Inc. #                             347          10,584
      U.S. Surgical                                        311           9,116
                                                                       =======
                                                                       372,939
                                                                       -------

   MEDICAL--HMO - 0.1%
      United Healthcare Co.                                836          41,539

   METAL--DIVERSIFIED - 0.0%
      Inco LTD                                             610          10,370

   MINING - 0.1%
      Tubos de Acero de Mexico SA #                      2,100          45,412

   MULTIMEDIA - 0.2%
      Walt Disney Co.                                      800          79,250

   NATURAL GAS DISTRIBUTOR - 0.1%
      Williams Companies, Inc.                           1,400          39,725

   NETWORKING PRODUCTS - 1.0%
      3Com Corp. #                                       1,060          37,034
      Cisco Systems, Inc. #                              5,205         290,179
                                                                       =======
                                                                       327,213
                                                                       -------

   OFFICE AUTOMATION & EQUIPMENT - 1.4%
      Hewlett Packard                                    4,610         288,125
      Pitney Bowes, Inc.                                   900          80,944
      Xerox Corp.                                        1,300          95,956
                                                                       =======
                                                                       465,025
                                                                       -------

   OIL/GAS--DOMESTIC - 2.5%
      Amoco Corp.                                        2,200         187,275
      Apache Corp.                                         200           7,012
      Atlantic Richfield                                 1,200          96,150
      Baker Hughes                                       1,100          47,988
      Burlington Resources                                 900          40,331
      Chieftan International #                           1,000          20,250
      Devon Energy                                         700          26,819
      Enron Corp.                                          400          16,625
      Mitchell Energy & Development - Class B            1,500          43,687
      Mobil Corp.                                        3,000         216,563
      Murphy Oil Corp.                                     400          21,675
      Noble Drilling Co. #                               1,400          42,875
      Sonat, Inc.                                          500          22,875
      USX Marathon Group                                 1,900          64,125
                                                                       =======
                                                                       854,250
                                                                       -------


   OIL/GAS--INTERNATIONAL - 2.5%
      Chevron Corp.                                      2,500         192,500
      Exxon Corp.                                       10,600         648,588
                                                                       =======
                                                                       841,088
                                                                       -------

   OILFIELD SERVICES/EQUIPMENT - 1.1%
      Dresser Industries                                   500          20,969
      Enron Exchangeable Notes                           1,000          20,625
      Schlumberger LTD                                   2,200         177,100
      Union Pacific Resources                              800          19,400
      Union Texas Petroleum Holdings                     1,100          22,894
      United Meridian Co. #                              1,300          36,562
      Veritas DGC, Inc. #                                  800          31,600
      Weatherford Enterra #                                800          35,000
                                                                       =======
                                                                       364,150
                                                                       -------
   OIL & NATURAL GAS - 0.1%
      Amerada Hess                                         500          27,438

   PAPER & FOREST PRODUCTS - 0.5%
      Bemis Co., Inc.                                      310          13,659
      Bowater, Inc.                                        220           9,776
      Fort James Corp.                                     785          30,026
      International Paper                                1,485          64,041
      Mead Corp.                                           720          20,160
      Union Camp Corp.                                     450          24,159
                                                                       =======
                                                                       161,821
                                                                       -------

   PETROLEUM--INTEGRATED - 2.1%
      Occidental Petroleum Corp.                           400          11,725
      Phillips Petroleum                                 1,500          72,937

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

      Royal Dutch Petroleum                              8,900         482,269
      Texaco                                             2,000         108,750
      Unocal Corp.                                       1,000          38,813
                                                                       =======
                                                                       714,494
                                                                       -------

   PHARMACEUTICAL - 0.0%
      PharMerica, Inc. #                                   202           2,096

   PROTECTION--SAFETY EQUIPMENT - 0.9%
      Lo-Jack Corp. #                                   20,000         295,000

   RAILROAD TRANSPORTATION - 0.4%
      Burlington Northern Santa Fe                         740          68,774
      Union Pacific Corp.                                1,210          75,549
                                                                       =======
                                                                       144,323
                                                                       -------

   RECREATION - 0.2%
      Polaris Industries                                 2,000          61,125

   RECYCLING - 0.1%
      Philip Services Corp. #                            2,070          29,756

   RESTAURANT - 0.4%
      McDonald's Corp.                                   3,000         143,250

   RETAIL GROCERY - 0.4%
      Albertsons, Inc.                                   2,500         118,437

   RETAIL STORE - 2.7%
      Dillard Department Stores                          1,300          45,825
      Kmart #                                           16,700         193,094
      OfficeMax #                                        8,000         114,000
      Sears, Roebuck & Co.                               4,000         181,000
      Toys "R" Us, Inc. #                                1,500          47,156
      WalMart Stores, Inc.                               8,000         315,500
                                                                       =======
                                                                       896,575
                                                                       -------

   SERVICES - 0.4%
      Automatic Data Processing, Inc.                    1,540          94,518
      Paychex, Inc.                                        525          26,578
                                                                       =======
                                                                       121,096
                                                                       -------

   STEEL--INTEGRATED - 0.0%
      Nucor Corp.                                          320          15,460

   TELECOMMUNICATION EQUIPMENT - 0.8%
      Advanced Fibre Communication, Inc. #                 410          11,941
      General Signal Corp.                               1,567          63,659
      Newbridge Networks Corp. #                         3,170         110,554
      Nokia Corp. - Sponsored ADR - Class A                750          52,406
      Northern Telecom LTD                                 295          26,255
                                                                       =======
                                                                       264,815
                                                                       -------

   TELECOMMUNICATION SERVICES - 9.1%
      Airtouch Communications #                          7,630         317,122
      Ameritech Corp.                                    2,540         204,470
      AT&T                                               7,520         460,600
      BellSouth Corp.                                    4,260         239,891
      British Telecom plc                                3,860         310,006
      Cia de Telecomunicaciones de Chile - Sponsore      1,870          55,866
      DSC Communications #                                 620          14,880
      Frontier Corp.                                     2,880          69,300
      GTE Corp.                                          4,420         230,945
      LCI International, Inc. #                          3,500         107,625
      Lucent Technologies, Inc.                          3,645         291,144
      MCI Communication                                  3,070         131,434
      SBC Communications                                 4,100         300,325
      Sprint Corp.                                       1,620          94,972
      Telefonaktiebolaget LM Ericsson - ADR                400          14,925
      Tellabs, Inc. #                                      950          50,231
      U.S. West, Inc.                                    1,470          66,334
      Worldcom, Inc. #                                   4,280         129,470
                                                                     =========
                                                                     3,089,540
                                                                     ---------

   TOBACCO - 3.3%
      Gallaher Group, plc - ADR                         11,400         243,675
      Imperial Tobacco                                   4,900          60,025
      Philip Morris Companies                           13,200         598,125
      UST, Inc.                                          5,600         206,850
                                                                     =========
                                                                     1,108,675
                                                                     ---------

   TOYS - 0.3%
      Hasbro Bradley, Inc.                               3,700         116,550

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   TRANSPORTATION - 0.2%
      Alaska Air Group #                                   530          20,538
      Caliber Systems, Inc.                                190           9,251
      Federal Express Corp. #                              530          32,363
                                                                        ======
                                                                        62,152
                                                                        ------

   TRUCKING/TRANSPORTATION LEASING - 0.2%
      CSX, Corp.                                         1,027          55,458

   WASTE DISPOSAL--NON-HAZARDOUS - 0.3%
      Browning Ferris Industries, Inc.                   1,180          43,660
      USA Waste Services, Inc. #                         1,398          54,871
                                                                        ======
                                                                        98,531
                                                                        ------

================================================================================
   TOTAL COMMON STOCKS
   (Cost       $27,190,038 )    33,063,192
--------------------------------------------------------------------------------


U.S. TREASURY OBLIGATIONS - 0.9%

   U.S. Treasury Bills
   ** 5.27%, 01/08/98                                    6,000           5,994
   *  5.10%, 03/05/98                                  300,000         297,254

================================================================================
   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $303,317 )                                                    303,248
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.4%

   Merrill Lynch, 6.80%, 1/2/98, (Collateralized
   by $470,000 Florida Power Corp. Commercial
   Paper, 0.00%, 1/30/98, market value - $470,000)     463,000         463,000

================================================================================
   TOTAL REPURCHASE AGREEMENTS
   (Cost $463,000 )                                                    463,000
--------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENTS - 100.0%
(Cost $27,956,355 )                                                $33,829,440
--------------------------------------------------------------------------------

================================================================================
FUTURES CONTRACTS

   Long, S&P 500 Futures, face amount $1,711,037
      expiring March 1998.                                   7      $1,713,425
--------------------------------------------------------------------------------

================================================================================
TOTAL FUTURES CONTRACTS                                             $1,713,425
--------------------------------------------------------------------------------

* Pledged $300,000 face amount as collateral on futures contracts. ** Pledged $6,000 face amount as collateral on Letter of Credit.
#  Represents non-income producing securities.

See accompanying notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                Portfolio of Investments as of December 31, 1997

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------


COMMON STOCKS - 91.9%

   AEROSPACE/DEFENSE - 0.3%
     British Aerospace plc                                1,246 $        35,697

   AGRICULTURE & FOOD - 0.1%
     Kuala Lumpur Kepong Bhd                              4,000           8,581

   AIR TRANSPORT - 0.4%
     British Airways plc                                  1,262          12,387
     KLM Royal Dutch Airlines NV                            850          31,447
     Singapore Airlines Ltd.                              1,000           6,529
                                                                         ======
                                                                         50,363
                                                                         ------

   APPAREL - 1.6%
     Adidas AG                                              600          78,954
     Alexon Group plc #                                   8,204          36,045
     Ittierre Holding SpA #                              25,000          74,802
     Onward Kashiyama Co., Ltd.                           1,000          11,614
                                                                        =======
                                                                        201,415
                                                                        -------

   AUTO & TRUCK - 2.3%
     Daimler - Benz AG                                      910          63,872
     Honda Motor Co., Ltd.                                1,000          36,840
     Perusahaan Otomobil Nasional Bhd                     3,000           2,929
     Toyota Motor Corp.                                   6,000         172,587
                                                                        =======
                                                                        276,228
                                                                        -------

   AUTOPARTS -- REPLACEMENT - 0.5%
     Betrand Faure SA                                       540          38,410
     Denso Corp.                                          1,000          18,074
                                                                         ======
                                                                         56,484
                                                                         ------

   BANKING - 14.8%
     Abbey National plc                                   1,259          21,733
     Asahi Bank Ltd.                                      4,000          16,305
     Australia & New Zealand Banking Group Ltd.           6,200          40,964
     Banca di Roma #                                     82,400          83,192
     Bank of Scotland                                     6,020          54,583
     Bank of Tokyo-Mitsubishi Ltd.                        6,000          83,064
     Banque Nationale de Paris                              920          48,922
     Barclays plc                                         2,206          58,626
     Corporacion Bancaria de Espana SA                    1,000          60,821
     Credit Suisse Group                                    500          77,477
     Dai-Ichi Kangyo Bank Ltd.                            4,000          23,688
     Dao Heng Bank Group Ltd.                             2,500           6,243
     Den Danske Bank                                        400          53,336
     Den Norske Bank ASA                                 18,000          84,969
     Deutsche Bank AG                                     1,840         129,967
     Development Bank of Singapore Ltd.                   1,000           8,546
     Erste Bank Der Oesterreichischen Sparkassen AG       1,550          75,351
     HSBC Holdings plc                                    1,200          29,581
     HSBC Holdings plc                                    3,063          79,183
     Halifax plc #                                        2,670          33,194
     Hang Seng Bank Ltd.                                  2,000          19,295
     ING Groep NV                                         1,450          61,084
     Industrial Bank of Japan Ltd.                        3,000          21,458
     Malayan Banking Bhd                                  1,000           2,903
     Mitsubishi Trust & Banking Corp.                     3,000          30,226
     National Australia Bank Ltd.                         2,560          35,747
     National Westminster Bank plc                        1,525          25,333
     Northern Rock plc #                                    500           4,904
     Overseas-Chinese Banking Corp., Ltd.                 1,000           5,816
     Royal Bank of Scotland Group plc                     1,261          16,144
     Sanwa Bank Ltd.                                      2,000          20,304
     Schroders plc                                          650          20,055
     Schweizerischer Bankverein                             275          85,602
     Societe Generale                                       385          52,478
     Standard Chartered plc                               1,228          14,044
     Sumitomo Bank Ltd.                                   5,000          57,298
     Sumitomo Trust & Banking Corp.                       6,000          31,287
     Svenska Handelsbanken                                3,710         128,353
     Tokai Bank Ltd.                                      7,000          32,733
     Union Bank of Switzerland                               35          50,682
     United Overseas Bank Ltd.                            1,000           5,549
     Woolwich plc                                         2,266          11,969
                                                                      =========
                                                                      1,803,009
                                                                      ---------

   BEVERAGE -- ALCOHOLIC - 0.8%
     Allied Domecq plc                                    1,746          15,802
     Diageo plc                                           3,105          28,536
     Pernod Ricard                                          900          52,961
                                                                         ======
                                                                         97,299
                                                                         ------

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   BROADCASTING -- CABLE TV - 0.7%
     British Sky Broadcasting Group plc                   4,057          30,309
     Carlton Communications plc                           1,415          10,897
     Flextech plc #                                       2,390          20,726
     Reuters Holdings plc                                 1,871          20,582
                                                                         ======
                                                                         82,514
                                                                         ------

   BROADCASTING & PUBLISHING - 0.1%
     News Corporation Ltd.                                2,000          11,038

   BUILDING & CONSTRUCTION - 2.2%
     Berkeley Group plc                                   1,994          20,426
     Blue Circle Industries plc                             904           5,292
     Compagnie de Saint Gobain                              280          39,795
     Grupo Acciona Sa                                       250          40,777
     New World Infrastructure Ltd. #                      5,000          11,261
     Obayashi Corp.                                      14,000          47,808
     RMC Group plc                                          620           8,754
     Suez Lyonnaise des Eaux                                840          92,995
     Taisie Corp.                                         4,000           6,584
                                                                        =======
                                                                        273,692
                                                                        -------

   BUILDING MATERIALS - 0.1%
     Pioneer International Ltd.                           2,200           6,006
     Wolseley plc                                         1,216           9,665
                                                                         ======
                                                                         15,671
                                                                         ------

   CHEMICALS - 0.9%
     Akzo Nobel NV                                          180          31,042
     Bayer AG                                             1,140          42,607
     Shin-Etsu Chemical Co., Ltd.                         2,000          38,302
                                                                        =======
                                                                        111,951
                                                                        -------

   CHEMICALS -- DIVERSIFIED - 1.0%
     BOC Group plc                                        3,100          51,344
     Henkel KGaA                                          1,200          75,751
                                                                        =======
                                                                        127,095
                                                                        -------

   COMPUTERS & PERIPHERALS - 1.0%
     Fujitsu Ltd.                                         5,000          53,837
     NEC Corp.                                            6,000          64,143
                                                                        =======
                                                                        117,980
                                                                        -------

   CONSUMER DURABLES - 0.2%
     Unilever plc                                         3,124          26,809

   CONTAINERS -- PAPER & PLASTIC - 0.1%
     Britton Group plc                                    6,915          15,760

   COSMETICS - 0.6%
     Kao Corp.                                            5,000          72,296

   DATA PROCESSING - 0.5%
     Industri-Matematik International Corp.
       American Depository Receipt #                      2,000          57,250

   DISTRIBUTION WHOLESALER - 0.8%
     Headlam Group plc                                    6,261          36,420
     Marubeni Corp.                                       6,000          10,568
     Mitsui & Co.                                         8,000          47,500
                                                                         ======
                                                                         94,488
                                                                         ------

   DIVERSIFIED - 2.6%
     BTR plc                                              5,318          16,321
     Brambles Industries Ltd.                             1,650          32,738
     Broken Hill Proprietary Co., Ltd.                    1,650          15,321
     Citic Pacific Ltd.                                   4,000          15,900
     Compagnie Generale des Eaux                            425          59,344
     Granada Group plc                                    2,256          34,785
     Hutchison Whampoa Ltd.                               4,000          25,090
     Lagardere SCA                                        1,070          35,395
     Rio Tinto Ltd.                                       1,190          13,882
     Securicor plc                                        3,611          17,024
     Societe Generale de Belgique                           600          54,899
                                                                        =======
                                                                        320,699
                                                                        -------

   DRUG - 1.7%
     Cortecs plc #                                        3,705          11,035
     Roche Holding AG                                        20         198,903
                                                                        =======
                                                                        209,938
                                                                        -------

   ELECTRIC PRODUCTION -- MISCELLANEOUS - 2.6%
     China Light & Power Co.                              3,000          16,649
     Chubu Electric Power Co., Inc.                       3,600          55,099
     Endesa SA                                            3,040          53,953
     Hongkong Electric Holdings Ltd.                      5,000          19,004
     National Grid Group plc                              2,274          10,861
     Rohm Co., Ltd.                                       1,000         102,291
     Scottish Power plc                                   4,733          41,785
     Southern Electric plc                                1,319          10,549
     Tenaga Nasional Bhd                                  3,000           6,397
                                                                        =======
                                                                        316,588
                                                                        -------

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   ELECTRONIC COMPONENT -- MISCELLANEOUS - 2.2%
     Matsushita Electric Industrial Co., Ltd.             5,000          73,450
     Minebea Co., Ltd.                                    5,000          53,837
     Siemens AG                                             820          48,571
     Silvermines Group plc                                9,120           6,828
     Sony Corp.                                           1,000          89,216
                                                                        =======
                                                                        271,902
                                                                        -------

   ENGINEERING RESEARCH & DEVELOPMENT - 0.0%
     United Engineers Bhd                                 1,000             832

   FINANCE - 1.6%
     Credit Saison Co., Ltd.                              1,500          37,148
     Lend Lease Corp., Ltd.                               1,500          29,322
     Lloyds TSB Group plc                                 6,259          80,954
     Nomura Securities Co., Ltd.                          4,000          53,530
                                                                        =======
                                                                        200,954
                                                                        -------

   FINANCIAL SERVICES - 0.3%
     Legal & General Group plc                            4,900          42,332

   FOOD & BEVERAGE - 0.0%
     Want Want Holdings American Depository Receipt #     2,000           2,760

   FOOD -- DIVERSIFIED - 1.2%
     Cadbury Schweppes plc                                3,815          37,980
     Nestle SA                                               70         105,060
                                                                        =======
                                                                        143,040
                                                                        -------

   FOOD WHOLESALER - 0.3%
     FHTK Holdings Ltd.                                  13,000           2,932
     Nissin Food Products                                 2,000          36,456
                                                                         ======
                                                                         39,388
                                                                         ------

   HOME APPLIANCE - 0.0%
     Guangdong Kelon Elec Holdings                        4,000           4,104

   HOTEL/GAMING - 1.3%
     Accor SA                                               385          71,614
     Genting Bhd                                          4,600          11,523
     Ladbroke Group plc                                   4,004          17,394
     London Clubs International plc                       4,322          23,079
     Stanley Leisure plc                                  6,320          26,364
     Sydney Harbour Casino Holdings Ltd. #                8,700           8,248
                                                                        =======
                                                                        158,222
                                                                        -------

   HOUSEHOLD PRODUCTS - 0.9%
     Asahi Glass Co., Ltd.                                6,000          28,611
     Benckiser NV #                                       1,900          78,636
                                                                        =======
                                                                        107,247
                                                                        -------

   INSURANCE -- MULTILINE - 0.7%
     Baloise Holding Ltd. #                                  26          48,185
     Zurich Versicherungs-Gesellschaft                       90          42,948
                                                                         ======
                                                                         91,133
                                                                         ------

   INSURANCE -- PROPERTY/CASUALTY - 1.6%
     Allianz AG                                             415         107,558
     Assurances Generales de France                       1,560          82,696
                                                                        =======
                                                                        190,254
                                                                        -------

   INSURANCE - 1.6%
     Assicurazioni Generali                               1,600          39,321
     Guardian Royal Exchange plc                          6,784          36,281
     Istituto Nazionale delle Assicurazioni              16,500          33,457
     Norwich Union plc #                                  2,529          15,544
     Skandia Forsakrings AB                                 710          33,512
     Tokio Marine & Fire Insurance Co.                    2,000          22,766
     United Assurance Group plc                           1,700          14,756
                                                                        =======
                                                                        195,637
                                                                        -------

   INVESTMENT COMPANIES - 1.0%
     Amvescap plc                                         7,834          67,228
     Corp. Financiera Reunida SA #                       10,000          53,472
     Mercury Asset Management Group plc                     186           5,197
                                                                        =======
                                                                        125,897
                                                                        -------

   MACHINERY - 0.9%
     Ebara Corp.                                          4,000          42,455
     Mannesmann AG                                          130          65,723
                                                                        =======
                                                                        108,178
                                                                        -------

   MANUFACTURING - 2.8%
     FKI plc                                              7,744          24,467
     General Electric Co. plc                             2,782          18,266
     Mitsubishi Heavy Industries                         10,000          41,839
     RWE AG                                               2,400         128,810
     Rexam plc                                            3,215          15,792
     Shanghai Industrial Holdings Ltd.                    1,000           3,717
     Southcorp Ltd.                                         400           1,324
     Unilever NV                                          1,040          64,128
     VEBA AG                                                690          47,011
                                                                        =======
                                                                        345,354
                                                                        -------

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   MEDICAL PRODUCTS - 4.6%
     Glaxo Wellcome plc                                   5,408         127,969
     Novartis AG                                            120         194,995
     Shield Diagnostics Group plc #                       1,733          20,461
     Takeda Chemical Industries                           2,000          57,222
     Yamanouchi Pharmaceutical Co., Ltd.                  3,000          64,605
     Zeneca Group plc                                     2,566          90,361
                                                                        =======
                                                                        555,613
                                                                        -------

   METAL -- DIVERSIFIED - 0.2%
     Union Miniere SA #                                     340          23,584

   METAL FABRICATING - 0.1%
     Simsmetal Ltd.                                       1,200           6,960

   MINING - 0.3%
     Rio Tinto plc                                        1,169          13,571
     Sumitomo Metal Mining Co.                            6,000          19,843
                                                                         ======
                                                                         33,414
                                                                         ------

   MUTUAL FUNDS - 7.6%
     Baillie Gifford Japan Trust Fund #                  11,000          78,740
     Baring Emerging Europe Trust Fund #                 65,000         102,375
     Foreign & Colonial Emerging Markets Investment
       Trust Fun                                         96,000         167,451
     Genesis Emerging Markets Fund #                      9,000         145,800
     Schroder Japan Growth Fund #                       139,000         118,940
     Scudder Latin America Investment Trust Fund         70,000         114,037
     Templeton Emerging Markets Investment Trust Fund    60,000         117,739
     Templeton Latin America Investment Trust Fund       50,000          81,249
                                                                        =======
                                                                        926,331
                                                                        -------

   OFFICE AUTOMATION & EQUIPMENT - 0.4%
     Canon, Inc.                                          2,000          46,762

   OIL & NATURAL GAS - 6.4%
     BG plc                                               4,053          18,274
     British Petroleum Co., plc                           6,047          79,655
     Cairn Energy plc #                                     821           6,701
     ENI SpA                                              6,850          38,861
     Elf Aquitain SA                                        835          97,161
     Envestra Ltd.                                       93,500          59,096
     Hong Kong & China Gas Co., Ltd.                      9,000          17,423
     LASMO plc                                            5,263          23,427
     Repsol SA                                            1,450          61,838
     Royal Dutch Petroleum Co.                            2,450         134,513
     SOCO International plc #                             4,008          24,007
     Saipem SpA                                           5,800          30,509
     Shell Transport & Trading Co.                       14,626         106,259
     Smedvig ASA                                          1,000          21,161
     Tokyo Gas Co.                                       17,000          38,701
     Woodside Petroleum Ltd.                              2,700          19,036
                                                                        =======
                                                                        776,622
                                                                        -------

   OILFIELD SERVICES & EQUIPMENT - 0.6%
     ISIS #                                                 703          77,127

   PAPER & FOREST PRODUCTS - 1.3%
     Metsa Tissue Oyj #                                  12,000         115,694
     Nippon Paper Industries Co.                          5,000          19,689
     UPM-Kymmene Oyj                                      1,400          28,024
                                                                        =======
                                                                        163,407
                                                                        -------

   PRINTING -- COMMERCIAL - 0.3%
     Dai Nippon Printing Co., Ltd.                        2,000          37,686

   PROTECTION -- SAFETY EQUIPMENT - 0.5%
     Secom Co., Ltd.                                      1,000          64,143

   PUBLISHING - 1.9%
     Elsevier NV                                          4,000          64,720
     Independent Newspapers Ltd.                          3,600          17,978
     Johnston Press plc                                   4,338          14,634
     Singapore Press Holdings Ltd.                        1,000          12,523
     Star Publications                                    2,000           2,281
     United News & Media plc                              1,209          13,668
     Verenigde Nederlandse Uitgeversbedrijven
       Verenigd Bezit                                     3,700         104,400
                                                                        =======
                                                                        230,204
                                                                        -------

   REAL ESTATE MANAGEMENT & INVESTMENT - 1.5%
     Capital Shopping Centers plc                         5,424          36,594
     Cheung Kong Holdings Ltd.                            3,000          19,650
     China Resources Enterprise Ltd.                      4,000           8,931
     City Developments Ltd.                               1,000           4,629
     HKR International Ltd.                               9,680           7,121
     Henderson Land Development Co., Ltd.                 1,000           4,711
     Mitsubishi Estate Co., Ltd.                          6,000          65,528
     New World Development Co., Ltd.                      2,000           6,918
     Sun Hung Kai Properties Ltd.                         3,000          20,908
     Wing Tai Holdings Ltd.                               3,000           3,508
                                                                        =======
                                                                        178,498
                                                                        -------

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

   RECREATION - 0.3%
     Berjaya Sports Toto Bhd                              6,000          15,338
     TABCORP Holdings Ltd.                                1,400           6,568
     Wembley plc                                          2,802          13,948
                                                                         ======
                                                                         35,854
                                                                         ------

   RETAIL - 1.6%
     Dixons Group plc                                     1,685          16,678
     EMI Group plc                                        1,264          10,904
     Great Universal Stores plc                           4,860          59,980
     Harvey Nichols plc                                   1,733           5,490
     Vendex International NV                              1,800          99,359
                                                                        =======
                                                                        192,411
                                                                        -------
   RETAIL GROCERY - 0.8%
     Ito-Yokado Co., Ltd.                                 1,000          51,146
     Safeway plc                                          7,885          44,764
                                                                         ======
                                                                         95,910
                                                                         ------

   RETAIL STORE - 1.5%
     Carpetright plc                                        765           5,728
     Family Mart Co., Ltd.                                2,000          71,988
     Kingfisher plc                                       6,000          83,726
     Marui Co.                                            1,000          15,613
                                                                        =======
                                                                        177,055
                                                                        -------

   SERVICES - 0.3%
     BTG plc                                              3,520          39,388

   STEEL -- INTEGRATED - 0.3%
     Nippon Steel Corp.                                  19,000          28,203
     Sumitomo Metal Industries                           11,000          14,128
                                                                         ======
                                                                         42,331
                                                                         ------

   TELECOMMUNICATIONS - 3.2%
     Cable & Wireless plc                                 3,591          31,584
     Nippon Telegraph & Telephone Corp.                      20         172,280
     Portugal Telecom SA                                  1,450          67,356
     Singapore Telecommunications Ltd.                   10,000          18,636
     Telecom Corporation of New Zealand Ltd.              5,300          25,698
     Telecom Italia SpA                                  11,700          74,780
                                                                        =======
                                                                        390,334
                                                                        -------

   TELECOMMUNICATION EQUIPMENT - 2.5%
     Alcatel Alsthom                                        740          94,102
     France Telecom SA #                                  1,060          38,465
     Telecom Italia Mobile SpA                           11,400          52,648
     Telefonica de Espana                                 2,900          82,767
     Vodafone Group plc                                   5,286          38,577
                                                                        =======
                                                                        306,559
                                                                        -------

   TELECOMMUNICATION SERVICES - 0.8%
      British Telecommunications plc                      6,497          51,291
      China Telecom Ltd. #                                4,000           6,866
      COLT Telecom Group plc #                              658           6,675
      Hong Kong Telecommunications Ltd.                   3,200           6,587
      Telekom Malaysia Bhd                                4,000          11,818
      Telestra Corp., Ltd. #                              5,900          12,456
                                                                         ======
                                                                         95,693
                                                                         ------

   TIRE & RUBBER - 0.5%
     Bridgestone Corp.                                    3,000          65,297

   TOBACCO - 0.2%
     BAT Industries plc                                   2,260          20,622
     Rothmans of Pall Mall Bhd                              400           3,109
                                                                         ======
                                                                         23,731
                                                                         ------

   TOILETRIES & COSMETICS - 0.4%
     L'OREAL                                                115          45,019

   TRANSPORTATION - 1.2%
     East Japan Railway Co.                                  15          67,951
     FirstGroup plc                                       1,701           6,270
     Kowloon Motor Bus Holdings Ltd.                      2,800           6,143
     National Express Group plc                           1,789          20,180
     Peninsular and Oriental Steam Navigation Co.         1,020          11,657
     Yamato Transport Co., Ltd.                           3,000          40,378
                                                                        =======
                                                                        152,579
                                                                        -------

   WATER UTILITY - 0.3%
     Severn Trent plc                                     2,097          33,748

================================================================================
  TOTAL COMMON STOCKS
  (Cost   $11,340,205 )                                              11,226,367
--------------------------------------------------------------------------------

INDUSTRIES/CLASSIFICATIONS                       SHARES OR FACE AMOUNT    VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 8.1%

  State Street Bank, 4.50%, 1/2/98, (Collateralized
    by $1,005,000 U.S. Treasury Notes, 5.63%,
    11/30/99, market value - $1,007,513                 984,000         984,000

================================================================================
  TOTAL REPURCHASE AGREEMENTS
  (Cost      $984,000 )                                                 984,000
--------------------------------------------------------------------------------

================================================================================
  TOTAL INVESTMENTS - 100.0%
  (Cost   $12,324,205 )                                              12,210,367
--------------------------------------------------------------------------------

# Represents non-income producing securities.


================================================================================
Portfolio Composition by Country of Domicile as of 12/31/97.

   United Kingdom - 29.3%                    Sweden - 2.0%
   Japan - 22.0%                             Finland - 1.3%
   France - 8.3%                             Norway - 0.9%
   Switzerland - 7.2%                        Austria - 0.7%
   Germany - 7.0%                            Belgium - 0.7%
   Netherlands - 6.0%                        Malaysia - 0.6%
   Italy - 3.8%                              Portugal - 0.6%
   Spain - 3.1%                              Singapore - 0.6%
   Australia - 2.7%                          Denmark - 0.5%
   Hong Kong - 2.3%                          New Zealand - 0.4%


FORWARD CURRENCY CONTRACTS

                     Contract Amount   Contract Amount  Appreciation    Delivery
                     (Local Currency)  (U.S. Dollars)   (Depreciation)    Date
Currency Purchased:
British Pound          30,187.380          $50,449          ($774)       1/2/98
================================================================================

Net receivable (payable) for forward currency contracts purchased        ($774)
================================================================================

See accompanying notes to financial statements.

 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997

                                            CORE      TACTICAL ASSET   UTILITY
                                           EQUITY      ALLOCATION       GROWTH
                                            FUND          FUND           FUND

 Assets:
  Investment in corresponding
   portfolio, at value                     $328,462   $14,592,848     $2,541,061
  Receivable for capital stock issued           ---        12,673          9,602
  Receivable from investment adviser          5,355         9,450         25,517
  Unamortized organization costs              9,167        20,246         14,118
  Other assets                                  ---         5,911          6,533
  Total Assets                              342,984    14,641,128      2,596,831
================================================================================
 Liabilites:
  Payable for capital stock redeemed            ---           857          1,221
  Dividends payable                             ---        38,771          5,949
  Accrued transfer agent and
   administrative fees                          717         2,156            767
  Accrued 12b-1 and shareholder
   service fees -- Class A                      416           ---          1,675
  Accrued 12b-1 and shareholder
   service fees -- Class C                      176        43,684          2,621
  Organizational costs due to adviser        10,005         4,524          3,472
  Other accrued liabilities                   6,725        14,373         12,560
  Total Liabilities                          18,039       104,365         28,265
================================================================================
 Net Assets                                 324,945    14,536,763      2,568,566
================================================================================
 Components of Net Assets:
  Capital                                   320,520    15,564,856      1,978,163
  Accumulated undistributed net realized gains
   (losses) from investment transactions       (539)     (335,671)           ---
  Net unrealized appreciation of investments
   (depreciation) of investments              4,964      (692,422)       590,403
  Total Net Assets                         $324,945   $14,536,763     $2,568,566
================================================================================
 Net Assets:
  Class A Shares                           $245,427       $36,080     $1,285,320
  Class C Shares                             79,518    14,500,683      1,283,246
                                            324,945    14,536,763      2,568,566
================================================================================
 Outstanding units of beneficial interest (shares):
  (indefinite number of shares authorized,
     $0.10 par value)
  Class A Shares                             19,370         3,259         73,999
  Class C Shares                              6,281     1,184,066         74,743
                                             25,651     1,187,325        148,742
================================================================================
 Net asset value -- redemption price per share:
  Class A Shares                             $12.67        $11.07         $17.37
  Class C Shares*                            $12.66        $12.25         $17.17
 Sales charge -- Class A Shares               4.00%         4.00%          4.00%
 Maximum offering price per share --
  Class A Shares (100%/(100% - sales
  charge) of net asset value adjusted
  to nearest cent)                           $13.20        $11.53         $18.09

 *  Redemption price varies based upon holding period.

 See accompanying notes to financial statements.

 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                             CORE      TACTICAL ASSET   UTILITY
                                             EQUITY      ALLOCATION     GROWTH
                                             FUND*         FUND          FUND

 Net Investment Income from
 Corresponding Portfolio:
================================================================================
  Interest                                     $868      $322,466       $10,733
  Dividends                                   2,100       119,403        80,269
  Expenses                                   (1,996)     (132,686)      (42,829)
 Total Net Investment Income from
   Corresponding Portfolio                      972       309,183        48,173
================================================================================
 Fund Expenses:
================================================================================
  Administrative fee                             70         8,160         1,333
  Transfer agent fees                         3,366        20,472         8,118
  Shareholder service -- Class A Shares         271           249         3,037
  Shareholder service -- Class C Shares          79        37,029         3,632
  Audit fees                                  1,539         4,944         1,418
  Legal fees                                  1,099         3,043         3,353
  Printing                                    1,613        11,145         6,135
  Amortization of organizational costs          822         8,376         5,851
  Postage                                       558         4,989         2,395
  12b-1 fees -- Class A Shares                  271           249         3,037
  12b-1 fees -- Class C Shares                  238       111,087        10,895
  Registration and filing fees                2,776        18,397        16,846
  Insurance                                     ---           853           726
  Other expenses                                959        13,970         4,801
 Total Expenses                              13,661       242,963        71,577
================================================================================
  Expenses reimbursed
   by investment adviser                    (12,760)      (62,471)      (57,403)
 Net Expenses                                   901       180,492        14,174
================================================================================
 NET INVESTMENT INCOME                           71       128,691        33,999
================================================================================
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:
================================================================================
  Net realized gains (losses) from
   futures contracts                          1,237       800,960           ---
  Net realized gains (losses) from
   investment transactions                      126     2,128,856       234,211
  Net change in unrealized appreciation
   (depreciation) of investments              4,964      (664,958)      363,380
 NET GAIN (LOSS) FROM INVESTMENTS             6,327     2,264,858       597,591
================================================================================
 NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $6,398    $2,393,549      $631,590
================================================================================

* For the period from commencement of operations, August 1, 1997, through December 31, 1997.

 See accompanying notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1997
                                                         INTERNATIONAL
                                                            EQUITY
                                                             FUND
   Assets:
   Investments, at value (cost $11,340,205)               $11,226,339
   Repurchase agreements, at cost                             984,000
   Cash                                                        13,772
   Receivable for capital stock issued                             99
   Receivable for investments sold                            984,390
   Dividends, interest and tax reclaims receivable             10,817
   Receivable from investment adviser                          20,735
   Unamortized organization costs                              27,203
   Total Assets                                            13,267,355
================================================================================
  Liabilities:
================================================================================
   Payable for capital stock redeemed                           2,926
   Payable for investments purchased                        1,037,843
   Foreign currency overdraft, at value (cost $2,483)           2,387
   Payable for foreign currency contract                          774
   Accrued management fees                                      9,898
   Accrued fund accounting fees                                 2,500
   Accrued transfer agent and administrative fees               1,434
   Organizational costs due to adviser                          2,925
   Other accrued liabilities                                   16,600
   Total Liabilities                                        1,077,287
================================================================================
  Net Assets                                              $12,190,068

  Components of Net Assets:
   Capital                                                $12,483,530
   Accumulated undistributed (distributions
      in excess of) net investment income                     (15,575)
   Accumulated undistributed net realized gains (losses)
      from investment and foreign currency transactions      (163,883)
   Net unrealized appreciation (depreciation)
      of investments and foreign currency                    (114,004)
  Total Net Assets                                        $12,190,068
================================================================================
  Net Assets:
    Class A Shares                                         $12,190,068
  Outstanding units of beneficial interest (shares):
    Class A Shares                                           1,000,472
  Net asset value -- redemption price per share:
    Class A Shares                                              $12.18
  Sales charge -- Class A Shares                                 4.00%
  Maximum offering price per share -- Class A Shares
    (100%/(100% - sales charge) of net asset value
    adjusted to nearest cent)                                   $12.69


 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED DECEMBER 31, 1997
                                                          INTERNATIONAL
                                                             EQUITY
                                                              FUND*
  Investment Income:
================================================================================
  Interest                                                   $20,364
  Dividends                                                   43,417
  Foreign taxes withheld                                      (5,835)
 Total Investment Income                                      57,946

 Expenses:
================================================================================
  Investment management fees                                  36,268
  Administration fees                                          1,863
  Fund accounting fees                                        17,863
  Transfer agent fees                                          3,627
  Audit fees                                                   6,357
  Legal fees                                                     971
  Custody fees                                                21,597
  Trustees fees and expenses                                   2,462
  Postage expense                                                140
  Registration expense                                         2,959
  Printing expense                                             1,644
  Amortization of organizational costs                         1,939
  Other expenses                                                 663
 Total Expenses                                               98,353
================================================================================

  Expenses reimbursed by investment adviser                  (24,832)

 Net Expenses                                                 73,521
================================================================================
 NET INVESTMENT INCOME (LOSS)                                (15,575)
================================================================================
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:
================================================================================
  Net realized gains (losses) from investments
   and foreign currency transactions                        (163,883)
  Net change in unrealized appreciation
   (depreciation) of investments                            (114,004)
 NET GAIN (LOSS) FROM INVESTMENTS                           (277,887)
================================================================================
 NET INCREASE (INCREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                ($293,462)
================================================================================

* For the period from commencement of operations, September 2, 1997, through December 31, 1997.

 See accompanying notes to financial statements.

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                       CORE EQUITY FUND*          TACTICAL ASSET ALLOCATION FUND           UTILITY GROWTH FUND
                                  TOTAL    CLASS A   CLASS C      TOTAL    CLASS A      CLASS C       TOTAL      CLASS A     CLASS C
 INCREASE (DECREASE) IN NET
  ASSETS:
====================================================================================================================================
 OPERATIONS:
====================================================================================================================================
  Net investment income (loss)      $71       $112     ($41)    $128,691       $991     $127,700     $33,999     $16,465     $17,534
  Net realized gains (losses)
   from investment and futures
   contract transactions          1,363      1,001      362    2,929,816      7,934    2,921,882     234,211     116,754     117,457
  Net change in unrealized
   appreciation (depreciation)
   of investments                 4,964      3,709    1,255     (664,958)    15,665     (680,623)    363,380     167,064     196,316
 Net increase in net assets
  resulting from operations       6,398      4,822    1,576    2,393,549     24,590    2,368,959     631,590     300,283     331,307
====================================================================================================================================
 DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
  From net investment income       (112)      (112)     ---     (128,691)      (991)    (127,700)    (33,999)    (16,465)   (17,534)
  In excess of net investment
   income                           ---        ---      ---          ---        ---          ---         ---         ---         ---
  From net realized gains        (1,363)    (1,001)    (362)  (2,929,816)    (7,934)  (2,921,882)   (234,211)   (116,754)  (117,457)
  In excess of net realized
   gains                           (539)      (436)    (103)    (335,671)      (926)    (334,745)        ---         ---         ---
  Tax return of capital             ---        ---      ---          ---        ---          ---         ---         ---         ---
  Net decrease in net assets
   resulting from dividends
   and distributions             (2,014)    (1,549)    (465)  (3,394,178)    (9,851)  (3,384,327)   (268,210)   (133,219)  (134,991)
====================================================================================================================================
 CAPITAL TRANSACTIONS:
  Issued                        641,428    563,486   77,942      983,507     11,333      972,174     376,081     155,854     220,227
  Reinvested                      2,014      1,549      465    3,352,428      9,851    3,342,577     260,528     128,843     131,685
  Redeemed                     (322,881)  (322,881)     ---   (2,877,993)  (136,573)  (2,741,420) (1,323,208)   (543,220)  (779,988)
 Net increase (decrease) in net
  assets resulting from capital
  share transactions            320,561    242,154   78,407    1,457,942   (115,389)   1,573,331    (686,599)   (258,523)  (428,076)
 TOTAL INCREASE (DECREASE)
   IN NET ASSETS                324,945    245,427   79,518      457,313   (100,650)     557,963    (323,219)    (91,459)  (231,760)
====================================================================================================================================
 NET ASSETS - Beginning of
  period                            ---        ---      ---   14,079,450    136,730   13,942,720   2,891,785   1,376,779   1,515,006
 NET ASSETS - End of period    $324,945   $245,427  $79,518  $14,536,763    $36,080  $14,500,683  $2,568,566  $1,285,320  $1,283,246
====================================================================================================================================
 SHARE TRANSACTIONS:
  Issued                         50,902     44,658    6,244       64,263        786       63,477      24,093       9,531      14,562
  Reinvested                        159        122       37      271,118        864      270,254      15,263       7,494       7,769
  Redeemed                      (25,410)   (25,410)     ---     (190,148)    (9,279)    (180,869)    (83,469)    (34,239)   (49,230)
 Change in shares                25,651     19,370    6,281      145,233     (7,629)     152,862     (44,113)    (17,214)   (26,899)
====================================================================================================================================


 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED DECEMBER 31, 1997
                                             INTERNATIONAL
                                                EQUITY
                                                FUND  *
 INCREASE (DECREASE) IN NET ASSETS:
================================================================================
 OPERATIONS:
================================================================================
  Net investment income (loss)                   ($15,575)
  Net realized gains (losses) from investments
   and foreign currency transactions             (163,883)
  Net change in unrealized appreciation
   (depreciation) of investments                 (114,004)
 Net increase (decrease) in net assets
  resulting from operations                      (293,462)
================================================================================
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          ---
  In excess of net investment income                  ---
  From net realized gains                             ---
  In excess of net realized gains                     ---
  Tax return of capital                               ---
  Net decrease in net assets resulting
   from dividends and distributions                   ---
================================================================================
 CAPITAL TRANSACTIONS:
  Issued                                       12,536,720
  Reinvested                                          ---
  Redeemed                                        (53,190)
 Net increase (decrease) in net assets
  resulting from capital share transactions    12,483,530
 TOTAL INCREASE (DECREASE) IN NET ASSETS       12,190,068
================================================================================
 NET ASSETS - Beginning of period                     ---
 NET ASSETS - End of period                   $12,190,068
================================================================================
 SHARE TRANSACTIONS:
  Issued                                        1,004,830
  Reinvested                                          ---
  Redeemed                                         (4,358)
  Change in Shares                              1,000,472


* For the period from commencement of operations, August 1, 1997 and September 2, 1997 for the Core Equity Fund and the Internationsl Equity Fund, respectively, through December 31, 1997.

 See accompanying notes to financial statements.

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1996

                                                       TACTICAL ASSET ALLOCATION FUND            UTILITY GROWTH FUND
                                                       TOTAL      CLASS A     CLASS C      TOTAL      CLASS A     CLASS C
 INCREASE (DECREASE) IN NET ASSETS:
==========================================================================================================================
 OPERATIONS:
==========================================================================================================================
  Net investment income                              $102,837      $1,449    $101,388     $55,104     $24,065     $31,039
  Net realized gains (losses) from investment
   and futures contract transactions                  350,025       5,070     344,955     139,002      57,262      81,740
  Net change in unrealized appreciation
   of investments                                     175,349         566     174,783     137,909      73,100      64,809
 Net increase in net assets
  resulting from operations                           628,211       7,085     621,126     332,015     154,427     177,588
==========================================================================================================================
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (101,477)     (1,449)   (100,028)    (55,104)    (24,065)    (31,039)
  From net realized gains                            (318,479)     (5,070)   (313,409)   (138,614)    (57,068)    (81,546)
  Net decrease in net assets resulting
   from dividends and distributions                  (419,956)     (6,519)   (413,437)   (193,718)    (81,133)   (112,585)
==========================================================================================================================
 CAPITAL TRANSACTIONS:
  Issued                                            3,210,419     129,635   3,080,784   2,936,429     982,609   1,953,820
  Reinvested                                          401,724       6,534     395,190     184,771      73,097     111,674
  Redeemed                                         (1,264,628)         (5) (1,264,623) (1,790,376)   (392,983) (1,397,393)
 Net increase (decrease) in net assets
  resulting from capital share transactions         2,347,515     136,164   2,211,351   1,330,824     662,723     668,101
 TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                    2,555,770     136,730   2,419,040   1,469,121     736,017     733,104
==========================================================================================================================

 NET ASSETS - Beginning of period                  11,523,680         ---  11,523,680   1,422,664     640,762     781,902
 NET ASSETS - End of period                       $14,079,450    $136,730 $13,942,720  $2,891,785  $1,376,779  $1,515,006
==========================================================================================================================
 SHARE TRANSACTIONS:
  Issued                                              234,121      10,368     223,753     203,707      68,268     135,439
  Reinvested                                           29,750         520      29,230      12,452       4,899       7,553
  Redeemed                                            (91,027)        ---     (91,027)   (123,009)    (26,877)    (96,132)

 Change in shares                                     172,844      10,888     161,956      93,150      46,290      46,860
==========================================================================================================================

 See accompanying notes to financial statements.

 FINANCIAL HIGHLIGHTS
 FOR THE YEAR ENDED DECEMBER 31, 1997
                                                                   TACTICAL ASSET                                   INTERNATIONAL
                                        CORE EQUITY FUND *         ALLOCATION FUND         UTILITY GROWTH FUND       EQUITY FUND
                                       CLASS A      CLASS C      CLASS A      CLASS C      CLASS A      CLASS C       CLASS A

                                                                                           August 1, 1997*        September 2, 1997*
                                                                                                 to                       to
                                                                                           December 31, 1997       December 31, 1997

 Net Asset Value, Beginning of Period   $12.50       $12.50       $12.56       $13.52       $15.09       $14.91          $12.50

 Income from Investment Operations:
  Net investment income                   0.01        (0.01)        0.40         0.14         0.22         0.19           (0.02)
  Net gains (losses) from investments     0.24         0.24         1.78         2.26         4.03         3.99           (0.30)
  Total from investment operations        0.25         0.23         2.18         2.40         4.25         4.18           (0.32)

 Less Dividends and Distributions:
  From net investment income             (0.01)         ---        (0.40)       (0.14)       (0.22)       (0.19)            ---
  In excess of net investment income       ---          ---          ---          ---          ---          ---             ---
  From net realized gains                (0.05)       (0.05)       (2.93)       (3.17)       (1.75)       (1.73)            ---
  In excess of net realized gains        (0.02)       (0.02)       (0.34)       (0.36)         ---          ---             ---
  Tax return of capital                    ---          ---          ---          ---          ---          ---             ---
  Total distributions                    (0.08)       (0.07)       (3.67)       (3.67)       (1.97)       (1.92)            ---
 Net Asset Value, End of Period         $12.67       $12.66       $11.07       $12.25       $17.37       $17.17          $12.18
====================================================================================================================================
 Total Return                             2.00%(1)     1.88%(1)    17.29%       17.71%       28.41%       28.25%          (2.56%)(1)
 Ratios/Supplementary Data
  Net assets, end of period ($000)        $245          $80          $36      $14,501       $1,285       $1,283         $12,190
  Ratio of expenses to
   average net assets                     2.00%(2)     2.25%(2)     2.00%        2.10%        2.00%        2.25%           2.00%(2
  Ratio of net investment income to
   average net assets                     0.10%(2)    (0.13%)(2)    0.99%        0.86%        1.36%        1.21%          (0.43%)(2)
  Ratio of expenses to average net
   assets before waiver of fees           9.50%(2)    16.67%(2)     6.16%        2.50%        4.03%        4.51%           2.68%(2
  Ratio of net investment income to average
   net assets before waiver of fees      (7.40%)(2)  (14.55%)(2)   (3.17%)       0.46%       (0.67%)       (1.05%)        (1.11%)(2)
  Portfolio turnover                    129.79%(3)   129.79%(3)   395.42%(3)   395.42%(3)    41.22%(3)     41.22%(3)      12.71%


FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND DECEMBER 31, 1996

                                           TACTICAL ASSET ALLOCATION FUND                       UTILITY GROWTH FUND
                                                                  June 1, 1995*                              July 11, 1995* to
                                                  1996           to Dec. 31, 1995         1996               December 31, 1995
                                         CLASS A**     CLASS C       CLASS C      CLASS A      CLASS C      CLASS A     CLASS C
----------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period    $12.50        $13.26        $12.50       $14.26       $14.27       $12.50      $12.50
  Income from Investment Operations
    Net investment income                   0.14          0.10         (0.02)        0.29         0.26         0.12        0.10
    Net gains or losses from securities     0.55          0.57          1.84         1.48         1.49         1.76        1.77
    Total from investment operations        0.69          0.67          1.82         1.77         1.75         1.88        1.87
  Less Distributions
    Dividends from net investment income   (0.14)        (0.10)          ---        (0.29)       (0.26)       (0.12)      (0.10)
    Distributions (from capital gains)     (0.49)        (0.31)        (1.06)       (0.65)       (0.85)         ---         ---
    Total distributions                    (0.63)        (0.41)        (1.06)       (0.94)       (1.11)       (0.12)      (0.10)
  Net Asset Value, End of Period          $12.56        $13.52        $13.26       $15.09       $14.91       $14.26      $14.27
==================================================================================================================================
  Total Return                              5.51%(1)      5.07%        14.57%(1)    12.61%       12.45%       15.11%(1)   15.07%(1)
  Ratios/Supplementary Data
    Net assets, end of period ($000)        $137       $13,943       $11,524       $1,377       $1,515         $641        $782
    Ratio of expenses to average net
     assets                                 1.73%(2)      2.00%         1.97%(2)     1.75%        2.00%        1.75%(2)    2.00%(2)
    Ratio of net investment income to
     average net                            2.60%(2)      0.75%        (0.29%)(2)    2.03%        1.85%        2.17%(2)    1.72%(2)
    Ratio of expenses to average net
     assets before waiver of fees           5.23%(2)      2.40%         2.80%(2)     4.37%        4.65%       22.70%(2)   13.37%(2)
    Ratio of net investment income to
     average net before waiver of fees     (0.90%)(2)     0.35%        (1.12%)(2)   (0.59%)      (0.80%)     (18.78%)(2)  (9.55%)(2)
    Portfolio turnover                    297.41%(3)    297.41%(3)    186.13%(3)    50.79%(3)    50.79%(3)     5.06%(3)    5.06%(3)
----------------------------------------------------------------------------------------------------------------------------------

* Date of commencement of operations.
**August 1, 1996 (date of commencement of operations) to December 31, 1996.
 (1)Not annualized.
 (2)Annualized.
 (3)Represents turnover rate of corresponding portfolio.
 (4)Represents the total dollar amount of commissions paid on investment transactions divided by the total number of shares purchased and sold for which commissions were charged.

 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1. ORGANIZATION

The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds as follows: Core Equity Fund, Tactical Asset Allocation Fund (formerly TAA Fund), Utility Growth Fund (formerly BTB Fund), International Equity Fund (each a "Fund" and collectively the "Funds") and Institutional Fund. Core Equity Fund and International Equity Fund commenced operations August 1, 1997 and September 2, 1997, respectively. Each Fund, except International Equity Fund, invests all of its investable assets in a corresponding open-end management investment company (each a "Portfolio" and collectively the "Portfolios") having the same investment objective as the Fund. Each Fund, each Portfolio into which the Fund invests and the percentage of each Portfolio owned by the respective Fund is as follows:

                                                         PERCENTAGE OF PORTFOLIO
                                                            OWNED BY FUND AS OF
FUND                               PORTFOLIO                 DECEMBER 31, 1997

Core Equity Fund                   Growth Stock Portfolio             1%
Tactical Asset Allocation Fund     Mutual Fund Portfolio             10%
Utility Growth Fund                Utilities Stock Portfolio         24%

The investment objective of the International Equity Fund is to seek long-term growth from investing primarily in equity securities of foreign issuers.

The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of each respective Fund. The financial statements of the Institutional Fund are are separately reported.

2. SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Fund, except International Equity Fund, values its investment in the corresponding Portfolio at fair value. Valuation of securities held by each Portfolio is further described at Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Securities, including closed-end mutual funds, owned by the International Equity Fund are valued at 3:00 p.m. eastern time based on the last sales price, or, lacking any sales, at the closing bid prices.

Foreign Currency Translation

Accounting records of the Funds are maintained in U.S. dollars. The value of securities, other assets and liabilities of the International Equity Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Forward Currency Contracts

The International Equity Fund may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Income Taxes

It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. Core Equity Fund and Tactical Asset Allocation Fund declare dividends from net investment income on a quarterly basis. Utility Growth Fund declares dividends from net investment income on a monthly basis. International Equity Fund declares dividends from net investment income on an annual basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, differing treatment of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Permanent book and tax basis differences have been reclassified among the components of net assets.

Organizational Costs

The costs related to the organization of each of the four Funds have been deferred and are being amortized by each Fund on a straight-line basis over a five-year period.

Expenses

Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis. Expenses of each Fund, other than expenses incurred pursuant to the Class A and Class C distribution and shareholder services plans, are allocated to the separate classes based on their relative net assets or other appropriate basis. The Funds record daily their proportionate share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), under separate agreements provides each Portfolio with investment management, research, statistical and advisory services. Under separate Investment Subadvisory Agreements with RMA, Sector Capital Management, Inc., Miller/Howard Investments, Inc., and Commercial Union Investment Management, LTD serve as subadvisor of the Growth Stock Portfolio, the Utilities Stock Portfolio, and the International Equity Fund, respectively. Sub-subadvisers, selected by Sector Capital Management, Inc., subject to the review and approval of the Trustees of the Growth Stock Portfolio, are responsible for the selection of individual portfolio securities for the assets of the Portfolio assigned to them by Sector Capital Management, Inc.

For such services, the International Equity Fund pays RMA monthly fees at the annual rate of 1.00% of the average daily net asset value of the Fund.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. Subject to a $4,000 annual minimum fee, each Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo an annual fee equal to 0.05% of each Fund's average daily net assets. Prior to January 31, 1997, such fees were payable at an annual rate of 0.03% of average daily net assets.

RMA has voluntarily agreed to reimburse the Funds for the amount by which annual expenses of each Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed certain limitations. Such reimbursement, which is subject to change, is limited to the total of fees charged the Fund by RMA . The limitations currently in place are as follows:

                                             LIMITATION AS A PERCENTAGE
         FUND                                OF AVERAGE DAILY NET ASSETS

         Core Equity Fund -- Class A                   2.00%
         Core Equity Fund -- Class C                   2.25%
         Tacticall Asset Allocation -- Class A         2.00%
         Tactical Asset Allocation - Class C           2.10%
         Utility Growth Fund -- Class A                2.00%
         Utility Growth Fund -- Class C                2.25%
         International Equity Fund -- Class A          2.00%

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of MII, RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, each Fund has adopted two Distribution Plans (the "Plans"). Under the provisions of the Plans, each Fund pays Adviser Dealer Services (the "Distributor") an annual fee, at a maximum rate of 0.25% and 0.75% of average daily net assets of Class A shares and Class C shares, respectively, to aid in the distribution of Fund shares. Additionally, each Fund has adopted two Service Plans with the Distributor. Under the provisions of the Service Plans, each Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets of Class A shares and Class C shares.

4. SECURITIES TRANSACTIONS

For the period from its commencement of operations, September 2, 1997, through December 31, 1997, the cost of purchases and proceeds from sales or maturities of long-term investments for the International Equity Fund were $12,796,008 and $1,292,592, respectively. Aggregate cost basis of investments for federal income tax purposes and for financial reporting purposes was substantially the same.

5. FEDERAL INCOME TAX INFORMATION

At December 31, 1997, International Equity Fund had unused capital loss carryforwards available to offset future capital gains, if any, for Federal income tax purposes. The following table sets forth the amount of such losses and the years such losses expire.

                                        AMOUNT OF CAPITAL
         FUND                           LOSS CARRYFORWARD        YEAR EXPIRES

         International Equity Fund           $28,153                  2005


6. CAPITAL GAIN DISTRIBUTIONS (UNAUDITED)

Capital gain distributions from long-term capital gains for the Funds for the year ended December 31, 1997 were as follows:

         FUND                        28% RATE GAIN             20% RATE GAIN
                                   AMOUNT   % OF TOTAL       AMOUNT   % OF TOTAL

         Core Equity Fund          $ --         0.0%        $1,232       100.0%
         Utility Growth Fund      27,793       18.3%       124,022        81.7%

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Flex-Partners Trust

We have audited the accompanying statements of assets and liabilities of The Flex-Partners Trust (including, respectively, the Core Equity Fund, Tactical Asset Allocation Fund (formerly TAA Fund), Utility Growth Fund (formerly BTB
Fund) and International Equity Fund), including the portfolio of investments for the International Equity Fund, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Flex-Partners Trust management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. With respect to the International Equity Fund, our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Flex-Partners Trust at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                        KPMG Peat Marwick LLP
Columbus, Ohio
February 12, 1998

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                           MUTUAL        GROWTH       UTILITIES
                                            FUND          STOCK         STOCK
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO


Assets:
  Investments at market value*          $123,381,910   $33,366,440   $10,363,759
  Repurchase agreements, at cost*         12,968,000       463,000       304,000
  Cash                                           947           507           347
  Options purchased (cost $27,378,320)    17,600,000           ---           ---
  Receivable for net variation margin
    on futures contracts                      12,800           ---           ---
  Interest receivable                        264,050            88            57
  Dividends receivable                        24,817        52,213        15,135
  Prepaid/Other assets                        13,924         9,407            27
  Unamortized organization costs                 ---           ---         8,288
Total Assets                             154,266,448    33,891,655    10,691,613
================================================================================

Liabilites:
  Payable for securities purchased               ---       433,199           ---
  Payable for net variation margin
    on futures contracts                         ---           350           ---
  Options written (premiums received
    $19,383,673)                           9,604,000           ---           ---
  Payable to investment adviser               97,671        30,236         8,829
  Accrued audit fees                           6,663         6,760         6,793
  Accrued custodian fees                       3,826         3,520           588
  Accrued trustee fees                        14,032         3,883         2,374
  Accrued fund accounting fees                 3,931         2,719           849
  Other accrued liabilities                    3,632        17,025         2,462
Total Liabilities                          9,733,755       497,692        21,895
================================================================================

Net Assets                               144,532,693    33,393,963    10,669,718
================================================================================
Net Assets:
================================================================================
  Capital                                145,227,170    27,521,228     8,402,733
  Net unrealized appreciation
    (depreciation) of investments           (694,477)    5,872,735     2,266,985
  Net Assets                            $144,532,693   $33,393,963   $10,669,718
================================================================================
  *Securities at cost                    137,058,540    27,956,355     8,400,774


  See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                              MUTUAL       GROWTH     UTILITIES
                                               FUND        STOCK        STOCK
                                            PORTFOLIO    PORTFOLIO    PORTFOLIO


NET INVESTMENT INCOME
================================================================================
  Interest                                  $3,091,061     $205,328      $20,737
  Dividends                                  1,145,496      485,616      279,789
Total Investment Income                      4,236,557      690,944      300,526
================================================================================

Expenses:
================================================================================
  Investment advisory fees                   1,130,843      317,772       88,486
  Audit fees                                     9,215        9,421        9,223
  Custodian fees                                15,690       35,996        4,425
  Trustees fees and expenses                    42,679        9,347        7,454
  Legal fees                                     3,331       11,491        3,053
  Amortization of organization cost              4,924        2,545        8,972
  Accounting fees                               50,886       34,029       13,098
  Insurance                                      2,242          467           80
  Other expenses                                10,982        5,233       11,131
Total Expenses                               1,270,792      426,301      145,922
================================================================================
  Investment advisory fees waived                  ---          ---          ---
  Directed brokerage payments received             ---          ---      (3,934)
Total Net Expenses                           1,270,792      426,301      141,988
================================================================================

NET INVESTMENT INCOME                        2,965,765      264,643      158,538
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:
================================================================================
  Net realized gain from futures contracts   7,384,735      851,686          ---
  Net realized gain (loss) from
    investments                             15,349,402    4,450,516      769,055
  Net change in unrealized appreciation
    (depreciation) of investments           (1,244,081)   2,709,218    1,487,258
NET GAIN (LOSS) ON INVESTMENTS              21,490,056    8,011,420    2,256,313
================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                $24,455,821   $8,276,063   $2,414,851


  See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                           MUTUAL        GROWTH      UTILITIES
                                            FUND         STOCK         STOCK
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO

INCREASE (DECREASE) IN NET ASSETS:
================================================================================
OPERATIONS:
================================================================================
  Net investment income                   $2,965,765      $264,643      $158,538
  Net realized gain (loss) from
    investments and futures contracts     22,734,137     5,302,202       769,055
  Net change in unrealized appreciation
    (depreciation) of investments         (1,244,081)    2,709,218     1,487,258
  Net increase in net assets
    resulting from operations             24,455,821     8,276,063     2,414,851

TRANSACTIONS OF INVESTORS' BENEFICIAL
  INTERESTS:
================================================================================
  Contributions                           27,375,051    40,513,401     2,517,724
  Withdrawals                            (42,837,747)  (39,809,183)  (2,227,211)
Net increase (decrease) in net assets
  resulting from transactions of
  investors' beneficial interests        (15,462,696)      704,218       290,513

TOTAL INCREASE (DECREASE) IN NET ASSETS    8,993,125     8,980,281     2,705,364
================================================================================

NET ASSETS - Beginning of period         135,539,568    24,413,682     7,964,354

NET ASSETS - End of period              $144,532,693   $33,393,963   $10,669,718


                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                           MUTUAL        GROWTH       UTILITIES
                                            FUND          STOCK         STOCK
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO

INCREASE (DECREASE) IN NET ASSETS:
================================================================================
OPERATIONS:
================================================================================
  Net investment income                   $2,510,343      $601,083      $146,376
  Net realized gain (loss) from
    investments and futures contracts 10,575,124 (1,313,610) 348,392 Net change in unrealized appreciation
    (depreciation) of investments         (5,130,740)    3,055,094       357,308
  Net increase in net assets
    resulting from operations              7,954,727     2,342,567       852,076

TRANSACTIONS OF INVESTORS' BENEFICIAL
  INTERESTS:
================================================================================
  Contributions                           32,575,692     4,020,512     5,138,546
  Withdrawals                            (27,099,980)   (6,486,427)  (2,317,138)
Net increase (decrease) in net assets
  resulting from transactions of
  investors' beneficial interests          5,475,712    (2,465,915)    2,821,408

TOTAL INCREASE (DECREASE) IN NET ASSETS   13,430,439      (123,348)    3,673,484
================================================================================

NET ASSETS - Beginning of period         122,109,129    24,537,030     4,290,870

NET ASSETS - End of period              $135,539,568   $24,413,682    $7,964,354


  See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS
Ratios/Supplemental Data

MUTUAL FUND PORTFOLIO

                                                                     Year Ended December 31,
                                                  1997             1996         1995         1994         1993

   Net Assets, End of Period ($000)           $144,533         $135,540     $122,109      $83,185      $81,605
   Ratio of Expenses to Average Net Assets*       0.89%            0.87%        0.95%        1.01%        1.03%
   Ratio of Net Investment Income to
      Average Net Assets                          2.08%            1.86%        1.26%        2.76%        0.09%
   Portfolio Turnover Rate                      395.42%          297.41%      186.13%      168.17%      279.56%
   Average Commission Rate paid(2)               $0.0800            ---          ---          n/a          n/a


GROWTH STOCK PORTFOLIO

                                                                    Year Ended December 31,
                                                  1997             1996         1995         1994         1993

   Net Assets, End of Period ($000)            $33,394          $24,414      $24,537      $22,169      $26,172
   Ratio of Expenses to Average Net Assets        1.34%            1.24%        1.25%        1.23%        1.23%
   Ratio of Net Investment Income to
      Average Net Assets                          0.83%            2.33%        3.78%        2.35%        0.99%
   Portfolio Turnover Rate                      129.79%           81.66%      337.57%      102.76%       99.54%
   Average Commission Rate paid(2)               $0.0623          $0.0910      $0.0806        N/A          N/A


UTILITIES STOCK PORTFOLIO

                                                                                               Period
                                                            Year Ended December 31,       June 21, 1995* to
                                                          1997                   1996     December 31, 1995

   Net Assets, End of Period ($000)                    $10,670                 $7,964              $4,291
   Ratio of Expenses to Average Net Assets               1.60%                  1.61%               2.32%(1)
   Ratio of Net Investment Income to
      Average Net Assets                                 1.79%                  2.24%               2.09%(1)
   Ratio of Expenses to Average Net Assets
      before directed brokerage payments                 1.65%                  1.66%               2.40%(1)
   Ratio of Net Investment Income to Average Net
      Assets before directed brokerage payments          1.74%                  2.19%               2.01%(1)
   Portfolio Turnover Rate                              41.22%                 50.79%               5.06%
   Average brokerage commission per share(2)            $0.0600                $0.0600             $0.0600

(1) Annualized
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Portfolio for which commissions were charged. Disclosure is not required for periods ended before December 31, 1995.
* Date of commencement of operations


See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1. ORGANIZATION

Each Fund of The Flex-Partners Trust (the "Trust") invests all of its investable assets in a corresponding open-end management investment company (each a "Portfolio" and collectively the "Portfolios") having the same investment objective as the Fund. Each Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. Each Declaration of Trust permits the Trustees, who are the same for each Portfolio, to issue beneficial interests in each Portfolio.

The investment objective of each Portfolio is as follows:

The Growth Stock Portfolio seeks capital growth by investing in a diversified portfolio of domestic common stocks with greater than average growth characteristics selected primarily from the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

The Mutual Fund Portfolio seeks growth of capital through investment in the shares of other mutual funds.

The Utilities Stock Portfolio seeks a high level of current income and growth of income by investing primarily in equity securities of domestic and foreign public utility companies; however, it will not invest in electric utilities whose generation of power is derived from nuclear reactors. The Portfolio also seeks capital appreciation, but only when consistent with its primary investment objective.

The financial statements of the Funds are included elsewhere in this report.

2. SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Securities which are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation or, lacking any sales, at the closing bid prices. Securities traded over-the-counter are valued at the most recent bid price or yield equivalent as obtained from one or more dealers that make markets in such securities. Mutual funds are valued at the daily redemption value as reported by the underlying fund. The Portfolios obtain prices from independent pricing services which use valuation techniques approved by the Board of Trustees.

Money market securities held in the Portfolios maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued within sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Futures & Options

Each Portfolio may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the portfolio, or which it intends to purchase. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those which are being considered for purchase. To the extent that the Portfolio enters into futures contracts on an index or group of securities the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index. Upon entering into a futures contract the Portfolio is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Portfolios record realized gains or losses for the daily variation margin when they are recorded as a gains or losses from futures contracts.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase.

Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Portfolios may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to current market value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Portfolio records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Portfolio records realized gains for the entire amount of premiums received.

During the year ended December 31, 1997 the Portfolios had the following activity in futures contracts and written option contracts:

                                                LONG FUTURES CONTRACTS
                                           NUMBER                    NOTIONAL
                                        OF CONTRACTS                  AMOUNT
================================================================================
Mutual Fund Portfolio:
Outstanding, beginning of year               260                   $92,637,850
Contracts opened                           1,173                   383,416,903
Contracts closed                          (1,323)                 (450,989,853)
Outstanding, end of year                     110                    25,064,900
================================================================================
Growth Stock Portfolio:
Outstanding, beginning of year                21                    $7,817,250
Contracts opened                             139                    47,173,843
Contracts closed                            (153)                  (53,280,056)
Outstanding, end of year                       7                     1,711,037
================================================================================


                                COVERED PUT OPTIONS       COVERED CALL OPTIONS
                              NUMBER OF                  NUMBER OF
                              CONTRACTS      PREMIUMS    CONTRACTS      PREMIUMS
================================================================================
Mutual Fund Portfolio:
Outstanding, beginning of year     ---           ---          ---           ---
Options written                  4,000    $7,391,887        4,000   $11,991,787
Outstanding, end of year         4,000     7,391,887        4,000    11,991,787
================================================================================
Growth Stock Portfolio:
Outstanding, beginning of year     ---           ---          ---           ---
Options written                    ---           ---          140       $34,315
Options expired                    ---           ---         (140)      (34,315)
Outstanding, end of year           ---           ---          ---           ---
================================================================================


Income Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

Organizational Costs

The costs related to the organization of each Portfolio have been deferred and are being amortized by the Portfolio on a straight-line basis over a five-year period. Such costs for Growth Stock Portfolio and Mutual Fund Portfolio have been fully amortized.

Securities Transactions

The Portfolios record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income (including amortization of premium and accretion of discount) is recognized as earned.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), under separate agreements provides each Portfolio with investment management, research, statistical and advisory services. Under separate Investment Subadvisory Agreements with RMA, Sector Capital Management, Inc. and Miller/Howard Investments, Inc. serve as subadviser of the Growth Stock Portfolio and the Utilities Stock Portfolio, respectively. Sub-subadvisers, selected by Sector Capital Management, Inc., subject to the review and approval of the Trustees of the Growth Stock Portfolio, are responsible for the selection of individual portfolio securities for the assets of the Portfolio assigned to them by Sector Capital Management, Inc.

For such services the Portfolios pay monthly fees based upon the average daily value of each Portfolio's net assets at the following annual rate: 1.00% of average daily net assets up to $50 million, 0.75% of average daily net assets exceeding $50 million up to $100 million and 0.60% of average daily net assets exceeding $100 million.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for each Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of: (a.) 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or (b.) $7,500.

Certain officers and trustees of the Portfolios are also officers or directors of MII, RMA and MFSCo.

4. SECURITIES TRANSACTIONS

For the year ended December 31, 1997, the cost of purchases and proceeds from sales or maturities of long-term investments for the Portfolios were as follows:

PORTFOLIO                     PURCHASES          SALES

Growth Stock Portfolio       $44,982,486      $35,676,667
Mutual Fund Portfolio        480,151,975      442,533,548
Utilities Stock Portfolio      4,565,204        3,490,778

As of December 31, 1997, the aggregate cost basis of investments and unrealized appreciation (depreciation) for Federal income tax purposes was as follows:

                                                                  NET UNREALIZED
                         COST BASIS     UNREALIZED    UNREALIZED   APPRECIATION
PORTFOLIO              OF INVESTMENTS  APPRECIATION  DEPRECIATION (DEPRECIATION)

Growth Stock Portfolio   $28,054,467    $6,346,447     ($571,824)    $5,774,623
Mutual Fund Portfolio    137,376,306    10,599,957   (11,612,200)    (1,012,243)
Utilities Stock Portfolio  8,400,774     2,443,238      (176,253)     2,266,985

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of the Growth Stock Portfolio, Mutual Fund Portfolio and
Utilities Stock Portfolio:


We have audited the accompanying statements of assets and liabilities of the Growth Stock Portfolio, Mutual Fund Portfolio and Utilities Stock Portfolio (Portfolios), including the portfolios of investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Stock Portfolio, Mutual Fund Portfolio and Utilities Stock Portfolio at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                        KPMG Peat Marwick LLP

Columbus, Ohio
February 12, 1998

THE FLEX-PARTNERS
P.O. Box 7177
Dublin, Ohio 43017